DEFERRED REVENUE - Disclosure of changes in deferred revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Income [Line Items]
Beginning balance	$ 59,685
Finance expense	6,652	$ 5,711
Deferred revenue deposit (amendment to silver stream)	13,586	0
Ending balance	70,066	59,685
Osisko Gold Royalties Ltd [Member]
Disclosure Of Deferred Income [Line Items]
Beginning balance	53,229	53,500
Finance expense	6,652	5,711
Amortization of deferred revenue	(6,497)	(5,982)
Deferred revenue deposit (amendment to silver stream)	13,586	0
Ending balance	$ 66,970	$ 53,229